Shareholder Report, Line Graph (Details) - USD ($)						5 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended	14 Months Ended	17 Months Ended	20 Months Ended	21 Months Ended	23 Months Ended	26 Months Ended	29 Months Ended	32 Months Ended	33 Months Ended	35 Months Ended	38 Months Ended	41 Months Ended	44 Months Ended	45 Months Ended	47 Months Ended	50 Months Ended	53 Months Ended	56 Months Ended	57 Months Ended	59 Months Ended	62 Months Ended	65 Months Ended	68 Months Ended	69 Months Ended	71 Months Ended	77 Months Ended	80 Months Ended	81 Months Ended	83 Months Ended	89 Months Ended	92 Months Ended	93 Months Ended	95 Months Ended	101 Months Ended	104 Months Ended	105 Months Ended	107 Months Ended	113 Months Ended	116 Months Ended
	Oct. 30, 2020	Apr. 07, 2017	Jan. 27, 2017	Jul. 29, 2016	Apr. 22, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2025	Dec. 31, 2021	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2022	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2023	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
American Funds Emerging Markets Bond Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name										American Funds Emerging Markets Bond Fund — Class A (with sales charge)
Accumulated Value					$ 9,625		$ 9,776						$ 11,040					$ 10,574					$ 12,021					$ 12,937					$ 12,422				$ 10,894				$ 12,353				$ 12,388				$ 14,355
American Funds Emerging Markets Bond Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name										American Funds Emerging Markets Bond Fund — Class C (with sales charge)
Accumulated Value				$ 10,000		$ 9,791						$ 10,974					$ 10,427					$ 11,764					$ 12,571					$ 11,986				$ 10,433				$ 11,745				$ 11,727				$ 13,589
American Funds Emerging Markets Bond Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name										American Funds Emerging Markets Bond Fund — Class T (with sales charge)
Accumulated Value		$ 9,752						$ 10,381						$ 9,964					$ 11,355					$ 12,258					$ 11,804					$ 10,377				$ 11,805				$ 11,867				$ 13,788
American Funds Emerging Markets Bond Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name										American Funds Emerging Markets Bond Fund — Class F-1
Accumulated Value				10,000		9,814						11,077					10,601					12,047					12,969					12,457				10,924				12,391				12,426				14,401
American Funds Emerging Markets Bond Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name										American Funds Emerging Markets Bond Fund — Class F-2
Accumulated Value				10,000		9,819						11,110					10,664					12,150					13,117					12,633				11,105				12,632				12,704				14,764
American Funds Emerging Markets Bond Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name										American Funds Emerging Markets Bond Fund — Class F-3
Accumulated Value			$ 10,000						$ 11,113						$ 10,669					$ 12,168					$ 13,148					$ 12,677					$ 11,162				$ 12,710				$ 12,796				$ 14,885
American Funds Emerging Markets Bond Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name										American Funds Emerging Markets Bond Fund — Class 529-A (with sales charge)
Accumulated Value				9,650		9,469						10,680					10,223					11,616					12,504					12,008				10,529				11,938				11,970				13,869
American Funds Emerging Markets Bond Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name										American Funds Emerging Markets Bond Fund — Class 529-C (with sales charge)
Accumulated Value				10,000		9,801						10,983					10,433					11,768					12,570					12,020				10,539				11,950				11,982				13,883
American Funds Emerging Markets Bond Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name										American Funds Emerging Markets Bond Fund — Class 529-E
Accumulated Value				10,000		9,811						11,057					10,562					11,976					12,863					12,327				10,787				12,206				12,212				14,120
American Funds Emerging Markets Bond Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name										American Funds Emerging Markets Bond Fund — Class 529-T (with sales charge)
Accumulated Value		9,752						10,376						9,953					11,334					12,228					11,770					10,338				11,746				11,804				13,707
American Funds Emerging Markets Bond Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name										American Funds Emerging Markets Bond Fund — Class 529-F-1
Accumulated Value				10,000		9,822						11,111					10,657					12,137					13,095					12,600				11,070				12,576				12,634				14,669
American Funds Emerging Markets Bond Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name										American Funds Emerging Markets Bond Fund — Class 529-F-2
Accumulated Value	$ 10,000										$ 10,491					$ 9,227					$ 10,495					$ 10,553					$ 12,262
American Funds Emerging Markets Bond Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name										American Funds Emerging Markets Bond Fund — Class 529-F-3
Accumulated Value	10,000										10,498					9,237					10,507					10,570					12,288
American Funds Emerging Markets Bond Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name										American Funds Emerging Markets Bond Fund — Class R-1
Accumulated Value				10,000		9,823						11,039					10,514					11,891					12,734					12,170				10,612				11,965				11,928				13,743
American Funds Emerging Markets Bond Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name										American Funds Emerging Markets Bond Fund — Class R-2
Accumulated Value				10,000		9,801						11,015					10,482					11,833					12,653					12,077				10,527				11,866				11,826				13,616
American Funds Emerging Markets Bond Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name										American Funds Emerging Markets Bond Fund — Class R-2E
Accumulated Value				10,000		9,824						11,129					10,627			12,030					12,939							12,420				10,863				12,286				12,308				14,241
American Funds Emerging Markets Bond Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name										American Funds Emerging Markets Bond Fund — Class R-3
Accumulated Value				10,000		9,819						11,066					10,567					11,979					12,863					12,324				10,781				12,197				12,201				14,106
American Funds Emerging Markets Bond Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name										American Funds Emerging Markets Bond Fund — Class R-4
Accumulated Value				10,000		9,824						11,104					10,631					12,085					13,014					12,504				10,971				12,449				12,490				14,478
American Funds Emerging Markets Bond Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name										American Funds Emerging Markets Bond Fund — Class R-5E
Accumulated Value				10,000		9,824						11,130					10,681					12,182					13,184					12,736				11,198				12,735				12,805				14,880
American Funds Emerging Markets Bond Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name										American Funds Emerging Markets Bond Fund — Class R-5
Accumulated Value				10,000		9,824						11,125					10,682					12,179					13,155					12,680				11,161				12,704				12,785				14,867
American Funds Emerging Markets Bond Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name										American Funds Emerging Markets Bond Fund — Class R-6
Accumulated Value				10,000		9,822						11,116					10,676					12,179					13,162					12,690				11,173				12,722				12,809				14,900
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Global Aggregate Index
Accumulated Value	10,000	10,000	10,000	10,000	10,000	9,299	9,652	10,545	10,701		9,833	9,987	10,366	10,418	10,573	8,235	9,867	10,241	11,131	11,296	8,706	10,542	10,942	12,154	12,335	8,559	11,511	11,948	11,582	11,754	9,258	10,969	11,386	9,700	9,844	9,187	9,536	10,255	10,407	9,712	10,081	10,081	10,231	9,548	9,910	10,905	11,067	10,328	10,720
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20%
Accumulated Value	10,000	10,000	10,000	10,000	10,000	9,739	10,213	10,685	11,067		10,202	10,934	11,465	10,191	10,555	8,813	10,428	10,935	11,611	12,026	9,828	11,881	12,458	12,121	12,554	10,048	12,403	13,006	11,541	11,954	11,618	11,810	12,384	9,969	10,325	10,201	10,697	11,118	11,516	11,377	11,930	11,366	11,772	11,630	12,196	13,143	13,613	13,449	14,102
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 9,698	$ 10,080	$ 10,710	$ 11,107		$ 10,177	$ 10,933	$ 11,364	$ 10,158	$ 10,535	$ 8,676	$ 10,370	$ 10,779	$ 11,613	$ 12,043	$ 9,710	$ 11,855	$ 12,322	$ 12,080	$ 12,528	$ 9,905	$ 12,332	$ 12,817	$ 11,438	$ 11,862	$ 11,569	$ 11,676	$ 12,136	$ 9,750	$ 10,112	$ 9,953	$ 10,345	$ 10,912	$ 11,317	$ 11,140	$ 11,579	$ 11,132	$ 11,545	$ 11,364	$ 11,812	$ 13,001	$ 13,484	$ 13,272	$ 13,795